Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets, net consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Trade name	—	687,164
Active user	—	367,396
Technology	—	27,997
License	52,433	52,433
Game copyright	2,170	2,170
Less: accumulated amortization and impairment	(6,050)	(99,080)
Exchange difference	—	(1,094)

Net book value	48,553	1,036,986

Schedule of Future Amortization Expense

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
RMB
2019	157,260
2020	157,260
2021	151,121
2022	147,209
2023	104,346
Thereafter	319,790

Total	1,036,986